Credit facility (Tables)	12 Months Ended
Dec. 31, 2025
Credit facility
Schedule of outstanding balance under the credit facility
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of period	-	-
Borrowings	16,700	-
Repayments	(10,000)	-

Balance, end of period	6,700	-

Schedule of summarizes the change in other assets
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of period	279	271
Facility transaction costs incurred during the period	515	234
Amortization expense of Facility transaction costs	(325)	(226)

Balance, end of period	469	279

Schedule of summarizes the interest and finance expenses
	December 31, 2025	December 31, 2024
	$	$
Amortization expense of Facility transaction costs	325	226
Interest expense on Facility	519	89

	844	315